Net Loss per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Summary of Outstanding Potentially Dilutive Common Stock Equivalents have been Excluded from the Calculation of Diluted Net Loss Per Share
The following outstanding potentially dilutive common stock equivalents have been excluded from the calculation of diluted net loss per share for the periods presented due to their antidilutive effect:

	For the Years Ended December 31,
	2023	2022
Common stock warrants	59,497	2,727
Common stock options issued and outstanding	14,661	12,698

Total	74,158	15,425

Summary of Net Loss Per Share

	For the Years Ended December 31,
	2023	2022
Net loss	$(8,244)	$(10,096)
Weighted-average number of shares - basic and diluted	793,043	96,778
Net loss per share - basic and diluted	$(10.40)	$(104.32)